Structured Entities - Summary of Carrying Amount and Fair Value (Detail) - Consolidated structured entities [member] - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Carrying value [member]
Disclosure of information about structured entities [Line Items]
Assets	$ 13,117	$ 12,584
Associated liabilities	9,274	7,278
Fair Value
Disclosure of information about structured entities [Line Items]
Assets	13,085	12,597
Associated liabilities	9,072	7,341
Credit cards [Member] | Carrying value [member]
Disclosure of information about structured entities [Line Items]
Assets	8,223	7,106
Credit cards [Member] | Fair Value
Disclosure of information about structured entities [Line Items]
Assets	8,223	7,106
Consumer installment and other personal [member] | Carrying value [member]
Disclosure of information about structured entities [Line Items]
Assets	4,769	5,228
Consumer installment and other personal [member] | Fair Value
Disclosure of information about structured entities [Line Items]
Assets	4,738	5,238
Business And Government [member] | Carrying value [member]
Disclosure of information about structured entities [Line Items]
Assets	125	250
Business And Government [member] | Fair Value
Disclosure of information about structured entities [Line Items]
Assets	$ 124	$ 253